Financial Assets At Fair Value Through Profit Or Loss, Stock Loan And Derivative Financial Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Stock Loan And Derivative Financial Assets [Abstract]
Summary of financial assets at fair value through profit or loss and stock loan

	Dec 31, 2021	Jun 30, 2022
	HK$	HK$
Financial assets at fair value through profit or loss, other than stock loan	2,574,695,685	1,436,656,772
Stock loan	211,331,400	284,939,600
Derivative financial asset s	969,894,519	1,445,309,895

Total financial assets at fair value through profit or loss	3,755,921,604	3,166,906,267

Listed equity shares, at quoted price	1,055,407,260	951,631,782
Unlisted equity shares	1,730,619,825	769,964,590
Derivative financial asset s	969,894,519	1,445,309,895

	3,755,921,604	3,166,906,267